TAXES - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Allowance for expected credit losses	$ 552,486	$ 420,988
Net operating loss carryforward	901,272	732,294
Lease liabilities	36,118	102,639
Total deferred tax assets	1,489,876	1,255,921
Less: Valuation allowance	(775,415)	(441,549)	$ (405,796)	$ (329,139)
Deferred tax assets, net	714,461	814,372
Deferred tax liabilities:
Right-of-use assets	45,238	93,389
Total deferred tax liabilities	$ 45,238	$ 93,389